Document and Entity Information	Aug. 02, 2023
Prospectus:
Document Type	497
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	BNY MELLON ETF TRUST
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 02, 2023
Document Effective Date	Aug. 02, 2023
Prospectus Date	Mar. 01, 2023
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Prospectus:
Trading Symbol	BKLC
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Prospectus:
Trading Symbol	BKMC
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Prospectus:
Trading Symbol	BKSE
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Prospectus:
Trading Symbol	BKIE
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus:
Trading Symbol	BKEM